Segment information	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment information
17. Segment information:
The Company discloses segment information under three reportable segments, consistent with the manner in which its Chief Operating Decision Maker ("CODM") evaluates its businesses. The Company's CODM is its Chief Executive Officer. These segments are the strategic pillars of the Company and are managed separately as each represents a specific grouping of related automotive components and systems. The reportable segments are further described below. In prior years, the Company presented its results under four reportable segments: Light-Duty, High-Pressure Controls, Heavy-Duty OEM, and Cespira.
On July 29, 2025, the Company sold its Light-Duty segment to the Purchaser (note 5). The Company now reports its results in the following three reportable segments: High-Pressure Controls, Heavy-Duty OEM, and Cespira. The prior year comparatives were recast to reflect this change in reportable segments.
•High-Pressure Controls: This segment's products include fuel cell and hydrogen fuel system solutions and components.
•Heavy-Duty OEM: Prior to June 3, 2024, this segment's products include HPDI related fuel system solutions and components. Subsequently, this segment's operations were related to the transitional services agreement between the Company and Cespira for inventory and contract manufacturing. The transitional service agreement for these services ended on June 30, 2025 when Cespira completed their independent set up for inventory manufacturing.
•Cespira: This segment's products include HPDI related fuel system solutions and components after June 3, 2024.
Segment earnings or losses before income taxes, interest, depreciation, and amortization ("Segment EBITDA") is the measure of segment profitability used by the Company. The accounting policies of our reportable segments are the same as those applied in our consolidated financial statements. Management prepared the financial results of the Company's reportable segments on basis that is consistent with the manner in which Management internally disaggregates financial information to assist in making internal operating decisions. Certain common costs and expenses were allocated among segments and presented differently than the Company would for stand-alone financial information prepared in accordance with GAAP. These include certain costs and expenses of shared services, such as IT, human resources, legal, finance and supply chain management. Segment EBITDA is not defined under US GAAP and may not be comparable to similarly titled measures used by other companies and should not be considered a substitute for net earnings or other results reported in accordance with GAAP.
The Company's CODM uses segment EBITDA disclosed below to evaluate the performance of its reportable segments. The Company believes Segment EBITDA is most reflective of the operational profitability or loss of its reportable segments. The CODM uses this information to drive decisions and resource allocations. Segment EBITDA is used as the key profitability measure when we set our annual budget
Financial information by reportable segment as follows:

	Year ended December 31, 2025
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$8,272	$15,046	$77,443	$100,761
Cost of revenue	7,362	13,276	80,944	101,582
Gross profit (loss)	910	1,770	(3,501)	(821)
Operating expenses:
Research & development	5,332	159	5,641	11,132
General & administrative	1,729	133	11,903	13,765
Sales & marketing	390	26	1,292	1,708
Depreciation & amortization	355	—	3,283	3,638
Add back: Depreciation & amortization[1]	575	—	6,567	7,142
Segment EBITDA	$(6,321)	$1,452	$(19,053)	$(23,922)

	Year ended December 31, 2024
	High-Pressure Controls	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$9,383	$31,315	$43,085	$83,783
Cost of revenue	7,192	30,663	42,634	80,489
Gross profit	2,191	652	451	3,294
Operating expenses:
Research & development	5,336	4,196	4,715	14,247
General & administrative	1,033	3,068	5,555	9,656
Sales & marketing	683	856	973	2,512
Depreciation & amortization	153	131	1,720	2,004
Add back: Depreciation & amortization[1]	401	1,405	3,845	5,651
Segment EBITDA	$(4,613)	$(6,194)	$(8,667)	$(19,474)

	Year ended December 31, 2023
	High-Pressure Controls	Heavy-Duty OEM	Total Segment
Revenue	$11,907	$56,247	$68,154
Cost of revenue	8,583	59,211	67,794
Gross profit (loss)	3,324	(2,964)	360
Operating expenses:
Research & development	3,584	9,252	12,836
General & administrative	1,322	6,444	7,766
Sales & marketing	769	2,907	3,676
Depreciation & amortization	204	408	612
Add back: Depreciation & amortization[1]	356	4,923	5,279
Segment EBITDA	$(2,199)	$(17,052)	$(19,251)
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Year ended December 31, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$100,761	$77,443	$—	$23,318
Cost of revenue	101,582	80,944	—	20,638
Gross profit (loss)	(821)	(3,501)	—	2,680
Operating expenses:
Research & development	11,132	5,641	292	5,783
General & administrative	13,765	11,903	12,095	13,957
Sales & marketing	1,708	1,292	1,065	1,481
Depreciation & amortization	3,638	3,283	160	515
Equity income (loss) (note 8)	—	—	(15,845)	(15,845)

	Year ended December 31, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$83,783	$43,085	$—	$40,698
Cost of revenue	80,489	42,634	—	37,855
Gross profit	3,294	451	—	2,843
Operating expenses:
Research & development	14,247	4,715	—	9,532
General & administrative	9,656	5,555	16,622	20,723
Sales & marketing	2,512	973	1,170	2,709
Depreciation & amortization	2,004	1,720	377	661
Equity loss (note 8)	—	—	(6,715)	(6,715)

	Year ended December 31, 2023
	Total Segment	Add: Corporate & unallocated	Total Consolidated
Revenue	$68,154	$—	$68,154
Cost of revenue	67,794	—	67,794
Gross profit	360	—	360
Operating expenses:
Research & development	12,836	—	12,836
General & administrative	7,766	17,340	25,106
Sales & marketing	3,676	2,166	5,842
Depreciation & amortization	612	541	1,153

Reconciliation of Segment EBITDA to Loss before income taxes	Years ended December 31,
	2025	2024	2023
Total Segment EBITDA	$(23,922)	$(19,474)	$(19,251)
Adjustments:
Depreciation & amortization[1]	735	2,183	5,820
Cespira's Segment EBITDA	(19,053)	(8,667)	—
Cespira's equity loss (note 8)	15,845	6,715	—
Corporate and unallocated operating expenses	13,452	17,792	19,506
Foreign exchange loss (gain)	(5,365)	6,227	1,040
Loss on sale of assets	—	703	—
Gain on deconsolidation	—	(15,198)	—
Loss on sale of investment	—	352	—
Impairment of long-lived assets (note 9)	538	—	—
Loss on extinguishment of royalty payable	—	—	2,909
Impairment of long-term investment	—	—	413
Interest on long-term debt and accretion of royalty payable	613	1,083	1,724
Interest and other income, net of bank charges	(1,259)	88	(2,572)
Loss before income taxes	$(29,428)	$(30,752)	$(48,091)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive loss.

	Years ended December 31,
Total additions to long-lived assets, excluding business combinations	2025	2024	2023
High-Pressure Controls	2,678	3,142	649
Heavy-Duty OEM	—	510	5,156
Corporate and unallocated	15	161	676
Total consolidated	$2,693	$3,813	$6,481
Cespira's total additions to long-lived assets, excluding business combinations for year ended December 31, 2025 was $8,658 (for the period between June 03, 2024 to December 31, 2024 - $723).
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's revenues, as follows:

	% of total revenue
	Years ended December 31,
	2025	2024	2023
Europe	70%	87%	84%
Americas	10%	4%	6%
Asia	20%	9%	10%
During the period of January through May 2024, total revenue of $16,427 or 40% and full year of 2023 of $53,671 or 79% of consolidated revenue, was earned from the Company's OEM launch partner reported under its Heavy-Duty OEM segment.
During the year ended December 31, 2025, the Company had sales to one distributor in Asia that represented approximately 16% of consolidated revenue (2024 - 9%; 2023 - 9%) which was reported under the High-Pressure Controls segment.
As at December 31, 2025, total long-term investments of $42,714 (2024 - $36,866; 2023 - $1,558) were allocated to Corporate and unallocated.
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated by segment as follows:

	Years ended December 31,
	2025	2024
Light-Duty (Held-for-sale)	$—	$207,893
High-Pressure Controls	17,392	9,026
Heavy-Duty OEM	—	9,138
Corporate and unallocated	76,617	65,564
Total consolidated assets	$94,009	$291,621
Cespira's total assets as at December 31, 2025 were $117,317 (2024 - $88,741).